Investment Tax Credit - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment tax credits [abstract]
Investment tax credits	CAD 9.6	CAD 5.9